Summary of Premiums and Contract Charges by Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Information [Line Items]
Premiums	$ 55,789	$ 38,037	$ 43,806
Contract charges	73,138	55,688	54,845
Total premiums and contract charges	128,927	93,725	98,651
Traditional life insurance
Product Information [Line Items]
Premiums	38,618	19,828	20,728
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums	4,349	6,653	12,434
Accident and health insurance
Product Information [Line Items]
Premiums	12,822	11,556	10,644
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	72,740	54,357	52,228
Fixed annuities
Product Information [Line Items]
Contract charges	$ 398	$ 1,331	$ 2,617